Benefits and interests of directors - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information of directors emoluments [line items]
Total number of shares issued	1,502,872.5	1,685,372.5	951,276.5
Bottom of range [member]
Disclosure of detailed information of directors emoluments [line items]
Share price, price per share	$ 2.95
Top of range [member]
Disclosure of detailed information of directors emoluments [line items]
Share price, price per share	$ 12.61